John Hancock Global Senior Loan ETF Performance Management - John Hancock Global Senior Loan ETF	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.